Discontinued Operations	12 Months Ended
Dec. 31, 2010
Disposal Group Including Discontinued Operation Additional Disclosures [Abstract]
Disposal Groups, Including Discontinued Operations, Disclosure [Text Block]

In 2008, the Ergo reclamation surface operation, which formed part of the South Africa region, had been discontinued as the operation had reached the end of its useful life and the assets were no longer in use. The pre-tax gain on disposal recorded in 2008 related to the remaining assets of Ergo, that were sold by the Company to ERGO Mining (Pty) Limited a joint venture between Mintails South Africa (Pty) Limited and DRD South African Operations (Pty) Limited.

The following table details selected financial information included in the income/(loss) from discontinued operations in the consolidated statement of income.

	2008
	$	(cents)(1)(3)	(cents)(2)(3)
Revenue	-	-	-

Costs, expenses and recoveries	1	-	-

Gain on disposal	27	8	5

Pre-tax profit	28	8	5

Taxation expense	(5)	(1)	(1)

Net profit attributable to discontinued operations	23	7	4

(1)	Per basic and diluted ordinary shares.
(2)	Per basic and diluted E ordinary shares.
(3)	Basic and diluted earnings per common share.

The calculation of diluted earnings per common share did not assume the effect of the following number of shares as their effects are anti-dilutive.

			2008

Issuable upon the exercise of convertible bonds			15,384,615
Issuable upon the exercise of stock incentive options			872,373

The calculation of diluted earnings per common share for 2008 did not assume the effect of conversion of E Ordinary shares as the Company recorded a loss from continuing operations during this period.